Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computations of Basic and Diluted Net Earnings Per Share

The computations of basic and diluted net earnings per share are as follows (in thousands, except per share data):

Year Ended December 31,	2016	2015	2014
Basic net earnings per share:
Basic net earnings	$796,271	$80,724	$679,337
Earnings allocated to participating securities	(2,632)	(1,514)	(2,321)

Net earnings available to common stockholders	$793,639	$79,210	$677,016

Average shares outstanding	319,563	320,565	319,838

Basic net earnings per share	$2.48	$0.25	$2.12

Diluted net earnings per share:
Diluted net earnings	$796,271	$80,724	$679,337
Earnings allocated to participating securities	(2,631)	(1,514)	(2,321)

Net earnings available to common stockholders	$793,640	$79,210	$677,016

Diluted average shares outstanding:
Basic shares outstanding	319,563	320,565	319,838
Dilutive effect of stock options and other	259	114	289

	319,822	320,679	320,127

Diluted net earnings per share	$2.48	$0.25	$2.11

Anti-dilutive Stock Options

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

Year Ended December 31,	2016	2015	2014
Anti-dilutive stock options:
Weighted-average shares	942	1,226	—

Weighted-average exercise price	$47.04	$47.20	$—